Financial Information by Segment - Schedule of Segment Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018
Segment Reporting Information [Line Items]
Net sales from external customers	$ 370,195			$ 393,954			$ 1,153,925	$ 1,192,239
Adjusted EBITDA	68,054			72,557			204,149	229,697
Corporate charges	(7,543)			(7,750)			(17,680)	12,222
Depreciation and amortization of intangible assets and property, plant and equipment	(21,991)			(22,804)			(71,490)	(71,833)
Equity in earnings of affiliated companies, net of tax	134			160			424	453
Income from operations	38,386			41,843			114,555	169,633
Interest and other financial expense, net	(6,500)			(6,190)			(20,509)	(23,349)
Income tax expense	(7,767)			(9,996)			(26,515)	(41,085)
Net income	24,253	$ 24,748	$ 18,954	25,817	$ 53,081	$ 26,754	67,955	105,652
Operating segments | Rubber
Segment Reporting Information [Line Items]
Net sales from external customers	247,371			259,800			760,230	773,743
Adjusted EBITDA	38,097			37,886			113,755	109,465
Depreciation and amortization of intangible assets and property, plant and equipment	(13,524)			(13,482)			(41,502)	(42,856)
Equity in earnings of affiliated companies, net of tax	134			160			424	453
Income from operations	24,439			24,244			71,829	66,156
Operating segments | Specialty
Segment Reporting Information [Line Items]
Net sales from external customers	122,824			134,154			393,695	418,496
Adjusted EBITDA	29,957			34,671			90,394	120,232
Depreciation and amortization of intangible assets and property, plant and equipment	(8,467)			(9,322)			(29,988)	(28,977)
Income from operations	21,490			25,349			60,406	91,255
Corporate and other
Segment Reporting Information [Line Items]
Corporate charges	(7,543)			(7,750)			(17,680)	12,222
Income from operations	(7,543)			(7,750)			(17,680)	12,222
Interest and other financial expense, net	(6,500)			(6,190)			(20,509)	(23,349)
Income tax expense	$ (7,767)			$ (9,996)			$ (26,515)	$ (41,085)